UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments:

Putnam Global Income Trust
The fund's portfolio
1/31/08 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (40.5%)(a)

		Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.959s, 2035		$258,301	$258,490
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 5.876s, 2036		25,000	2,201
Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.631s, 2029		117,065	125,712
Banc of America Commercial Mortgage, Inc.
Ser. 07-5, Class XW, Interest only (IO), 7 1/4s, 2051		5,713,342	158,134
FRB Ser. 07-3, Class A3, 5.838s, 2049		90,000	92,492
Ser. 07-2, Class A2, 5.634s, 2049 (F)		108,000	109,348
Ser. 04-3, Class A5, 5.494s, 2039		160,000	162,400
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035		100,000	99,827
Ser. 04-4, Class XC, IO, 0.17s, 2042		2,713,985	40,675
Ser. 06-4, Class XC, IO, 0.077s, 2046		3,865,483	47,236
Ser. 06-5, Class XC, IO, 0.071s, 2016		1,914,421	26,654
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 3.734s, 2033		42,470	41,974
Ser. 04-D, Class 2A, IO, 0.32s, 2034		938,952	1,669
Ser. 05-E, Class 2, IO, 0.304s, 2035		2,508,511	10,338
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033		129,208	131,071
Bayview Commercial Asset Trust 144A
FRB Ser. 06-CD1A, Class A1, 4.386s, 2023	CAD	2,389,767	2,297,276
Ser. 07-CD1A, IO, 1.689s, 2021 (Canada)	CAD	13,855,227	1,157,087
Ser. 07-5A, IO, 1.55s, 2037		$1,065,126	153,272
Ser. 07-2A, IO, 1.3s, 2037		1,090,623	131,202
Ser. 07-1, Class S, IO, 1.211s, 2037		1,345,544	144,511
Ser. 06-CD1A, IO, 0.84s, 2023	CAD	10,924,216	731,981
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.449s, 2032		$100,000	106,429
Ser. 07-PW17, Class A3, 5.736s, 2050		1,047,000	1,017,977
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.884s, 2038		1,192,772	52,038
Ser. 06-PW14, Class X1, IO, 0.092s, 2038		1,284,294	20,776
Ser. 07-PW18, Class X1, IO, 0.065s, 2050		3,230,362	29,359
Ser. 07-PW16, Class X, IO, 0.032s, 2040		22,529,890	24,643
Broadgate Financing PLC sec. FRB Ser. D, 6.626s, 2023
(United Kingdom)	GBP	99,475	172,382
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030		$362,000	371,182
Ser. 98-1, Class G, 6.56s, 2030		89,000	90,110
Ser. 98-1, Class H, 6.34s, 2030		203,000	188,420
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.069s, 2049		6,963,340	107,170
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 3.274s, 2037		289,005	19,759
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048		57,000	58,491
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.062s, 2044		1,716,408	17,097
Ser. 07-CD4, Class XC, IO, 0.044s, 2049		8,008,881	81,027
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031		157,000	162,036
Countrywide Alternative Loan Trust Ser. 05-24,
Class 1AX, IO, 1.231s, 2035		1,425,646	32,077
Countrywide Home Loans
Ser. 05-9, Class 1X, IO, 2.109s, 2035		724,887	19,028
Ser. 05-2, Class 2X, IO, 1.16s, 2035		777,913	18,190
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 6.005s, 2039		328,000	331,956
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.28s, 2049		10,881,144	102,783
Ser. 06-C4, Class AX, IO, 0.106s, 2039		5,910,009	88,395
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035		119,000	131,770
Ser. 04-C2, Class A2, 5.416s, 2036 (F)		180,000	183,843
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		362,000	388,428
Ser. 02-CP5, Class M, 5 1/4s, 2035		81,000	40,500
Ser. 03-C3, Class AX, IO, 0.671s, 2038		1,826,897	73,457
Ser. 03-CK2, Class AX, IO, 0.596s, 2036		2,255,189	62,106
Ser. 04-C4, Class AX, IO, 0.287s, 2039		1,038,037	22,311
DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032		129,000	131,409
Ser. 99-CG2, Class B4, 6.1s, 2032		219,000	215,632
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.428s, 2014 (Ireland)	GBP	103,500	182,570
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.434s, 2014 (United Kingdom)	GBP	184,342	310,902
Fannie Mae
IFB Ser. 07-75, Class JS, 25.35s, 2037		$187,060	263,223
IFB Ser. 07-80, Class AS, 22.35s, 2037		114,014	155,250
IFB Ser. 07-75, Class CS, 21.866s, 2037		114,891	167,909
IFB Ser. 06-76, Class QB, 19.343s, 2036		183,945	250,388
IFB Ser. 06-63, Class SP, 19.043s, 2036		201,369	270,564
IFB Ser. 07-W7, Class 1A4, 18.923s, 2037		98,940	131,022

IFB Ser. 07-81, Class SC, 17.543s, 2037	126,665	161,823
IFB Ser. 07-1, Class NK, 17.181s, 2037	281,693	368,050
IFB Ser. 06-104, Class ES, 16.569s, 2036	140,126	180,233
IFB Ser. 05-37, Class SU, 15.695s, 2035	192,520	241,252
IFB Ser. 06-49, Class SE, 15.495s, 2036	173,306	216,618
IFB Ser. 06-60, Class AK, 15.295s, 2036	84,083	106,428
IFB Ser. 06-60, Class TK, 15.095s, 2036	91,568	113,915
IFB Ser. 07-30, Class FS, 14.19s, 2037	279,827	340,341
IFB Ser. 07-96, Class AS, 13.269s, 2037	155,460	184,998
IFB Ser. 06-8, Class PK, 12.895s, 2036	200,458	237,728
IFB Ser. 05-57, Class CD, 12.464s, 2035	104,535	123,534
IFB Ser. 05-74, Class CP, 12.37s, 2035	111,703	135,972
IFB Ser. 06-27, Class SP, 12.187s, 2036	157,000	190,519
IFB Ser. 06-8, Class HP, 12.187s, 2036	170,975	207,549
IFB Ser. 06-8, Class WK, 12.187s, 2036	270,070	325,016
IFB Ser. 05-106, Class US, 12.187s, 2035	267,610	325,828
IFB Ser. 05-99, Class SA, 12.187s, 2035	132,165	155,584
IFB Ser. 05-45, Class DA, 12.04s, 2035	266,605	320,944
IFB Ser. 5-74, Class DM, 12.004s, 2035	259,719	311,193
IFB Ser. 05-45, Class DC, 11.93s, 2035	148,114	177,836
IFB Ser. 06-60, Class CS, 11.71s, 2036	91,859	104,824
IFB Ser. 06-62, Class NS, 11.659s, 2036	57,857	59,592
IFB Ser. 05-74, Class SK, 10.845s, 2035	207,768	242,233
IFB Ser. 05-57, Class DC, 10.802s, 2034	173,664	201,588
IFB Ser. 05-74, Class CS, 10.735s, 2035	127,342	147,979
IFB Ser. 05-45, Class PC, 10.121s, 2034	71,079	81,371
Ser. 02-T4, Class A4, 9 1/2s, 2041	321,981	357,630
Ser. 01-T10, Class A2, 7 1/2s, 2041	121,146	131,257
Ser. 02-T4, Class A3, 7 1/2s, 2041	108,696	116,985
Ser. 01-T12, Class A2, 7 1/2s, 2041	130,172	140,396
Ser. 99-T2, Class A1, 7 1/2s, 2039	239,970	265,516
Ser. 00-T6, Class A1, 7 1/2s, 2030	108,921	116,450
Ser. 02-26, Class A1, 7s, 2048	89,281	95,899
Ser. 03-W8, Class 2A, 7s, 2042	337,176	364,133
Ser. 02-T16, Class A2, 7s, 2042	512,645	548,200
Ser. 02-14, Class A1, 7s, 2042	143,486	153,648
Ser. 380, Class 2, IO, 6 1/2s, 2037 (FWC)	1,524,453	261,927
Ser. 381, Class 14, IO, 6 1/2s, 2037	137,293	21,648
Ser. 381, Class 15, IO, 6 1/2s, 2037	92,367	15,279
Ser. 371, Class 2, IO, 6 1/2s, 2036	2,565,850	472,846
Ser. 08-10, Class AI, IO, 5s, 2025 (FWC)	822,000	52,945
IFB Ser. 07-W6, Class 6A2, IO, 4.424s, 2037	156,571	18,505
IFB Ser. 03-66, Class SA, IO, 4.274s, 2033	223,870	24,402
IFB Ser. 07-W6, Class 5A2, IO, 3.914s, 2037	208,172	23,502
IFB Ser. 07-W4, Class 4A2, IO, 3.904s, 2037	987,514	105,505
IFB Ser. 07-W2, Class 3A2, IO, 3.904s, 2037	276,541	30,057
IFB Ser. 06-115, Class BI, IO, 3.884s, 2036	257,987	21,412
IFB Ser. 05-113, Class DI, IO, 3.854s, 2036	3,798,578	364,904
IFB Ser. 05-52, Class DC, IO, 3.824s, 2035	110,165	15,865
IFB Ser. 06-60, Class SI, IO, 3.774s, 2036	271,958	31,343
IFB Ser. 06-60, Class UI, IO, 3.774s, 2036	111,715	13,328
IFB Ser. 04-89, Class EI, IO, 3.774s, 2034	845,593	95,882
IFB Ser. 04-24, Class CS, IO, 3.774s, 2034	312,961	32,498
IFB Ser. 07-W7, Class 3A2, IO, 3.754s, 2037	382,947	39,460
IFB Ser. 06-74, Class SN, IO, 3.724s, 2036	183,648	12,433
IFB Ser. 03-122, Class SA, IO, 3.724s, 2028	405,989	31,659
IFB Ser. 03-122, Class SJ, IO, 3.724s, 2028	425,905	33,550
IFB Ser. 04-60, Class SW, IO, 3.674s, 2034	591,211	70,466
IFB Ser. 05-65, Class KI, IO, 3.624s, 2035	432,829	42,707
IFB Ser. 07-54, Class CI, IO, 3.384s, 2037	196,676	20,298
IFB Ser. 07-39, Class PI, IO, 3.384s, 2037	173,673	17,118
IFB Ser. 07-30, Class WI, IO, 3.384s, 2037	776,489	69,534
IFB Ser. 07-28, Class SE, IO, 3.374s, 2037	190,834	19,496
IFB Ser. 06-128, Class SH, IO, 3.374s, 2037	106,097	9,857
IFB Ser. 06-56, Class SM, IO, 3.374s, 2036	262,039	25,301
IFB Ser. 06-12, Class SD, IO, 3.374s, 2035	421,397	49,268
IFB Ser. 05-73, Class SI, IO, 3.374s, 2035	125,553	11,247
IFB Ser. 05-17, Class ES, IO, 3.374s, 2035	257,192	29,164
IFB Ser. 05-17, Class SY, IO, 3.374s, 2035	118,932	13,171
IFB Ser. 07-W5, Class 2A2, IO, 3.364s, 2037	102,658	9,342
IFB Ser. 07-30, Class IE, IO, 3.364s, 2037	502,223	60,094
IFB Ser. 06-123, Class CI, IO, 3.364s, 2037	433,156	42,976
IFB Ser. 06-123, Class UI, IO, 3.364s, 2037	185,615	18,386
IFB Ser. 05-82, Class SY, IO, 3.354s, 2035	507,817	46,018
IFB Ser. 05-45, Class SR, IO, 3.344s, 2035	718,552	65,166
IFB Ser. 07-15, Class BI, IO, 3.324s, 2037	309,347	31,005
IFB Ser. 06-16, Class SM, IO, 3.324s, 2036	180,787	18,867
IFB Ser. 05-95, Class CI, IO, 3.324s, 2035	289,426	31,083
IFB Ser. 05-84, Class SG, IO, 3.324s, 2035	473,929	51,169
IFB Ser. 05-57, Class NI, IO, 3.324s, 2035	96,276	9,894
IFB Ser. 05-54, Class SA, IO, 3.324s, 2035	499,279	46,884
IFB Ser. 05-23, Class SG, IO, 3.324s, 2035	383,769	40,751
IFB Ser. 05-29, Class SY, IO, 3.324s, 2035	1,133,629	124,578
IFB Ser. 05-104, Class NI, IO, 3.324s, 2035	327,797	36,106
IFB Ser. 05-17, Class SA, IO, 3.324s, 2035	333,687	35,884
IFB Ser. 05-17, Class SE, IO, 3.324s, 2035	359,048	37,937
IFB Ser. 05-57, Class DI, IO, 3.324s, 2035	793,263	73,435
IFB Ser. 05-83, Class QI, IO, 3.314s, 2035	84,774	9,873
IFB Ser. 06-128, Class GS, IO, 3.304s, 2037	222,195	22,476
IFB Ser. 05-83, Class SL, IO, 3.294s, 2035	841,088	71,875
IFB Ser. 06-114, Class IS, IO, 3.274s, 2036	214,393	18,947
IFB Ser. 06-115, Class IE, IO, 3.264s, 2036	164,111	18,314
IFB Ser. 06-117, Class SA, IO, 3.264s, 2036	249,008	22,175
IFB Ser. 06-109, Class SH, IO, 3.244s, 2036	215,071	24,878
Ser. 06-104, Class SG, IO, 3.224s, 2036	82,315	6,509

IFB Ser. 07-W6, Class 4A2, IO, 3.224s, 2037	841,171	78,051
IFB Ser. 06-128, Class SC, IO, 3.224s, 2037	210,291	19,276
IFB Ser. 06-44, Class IS, IO, 3.224s, 2036	112,666	10,726
IFB Ser. 06-8, Class JH, IO, 3.224s, 2036	744,436	79,059
IFB Ser. 06-8, Class PS, IO, 3.224s, 2036	464,865	50,830
IFB Ser. 05-122, Class SG, IO, 3.224s, 2035	182,170	19,687
IFB Ser. 06-92, Class LI, IO, 3.204s, 2036	241,156	22,192
IFB Ser. 06-85, Class TS, IO, 3.184s, 2036	326,309	28,538
IFB Ser. 06-61, Class SE, IO, 3.174s, 2036	125,686	9,265
IFB Ser. 07-75, Class PI, IO, 3.164s, 2037	300,471	27,511
IFB Ser. 07-76, Class SA, IO, 3.164s, 2037	307,890	18,192
IFB Ser. 07-W7, Class 2A2, IO, 3.154s, 2037	660,280	59,834
IFB Ser. 07-90, Class S, IO, 3.134s, 2037	492,608	28,490
IFB Ser. 07-116, Class IA, IO, 3.124s, 2037	1,022,017	86,684
IFB Ser. 07-103, Class AI, IO, 3.124s, 2037	1,116,586	99,729
IFB Ser. 07-1, Class NI, IO, 3.124s, 2037	673,988	61,403
IFB Ser. 03-124, Class ST, IO, 3.124s, 2034	149,975	13,110
IFB Ser. 07-15, Class NI, IO, 3.124s, 2022	346,056	27,703
IFB Ser. 07-109, Class XI, IO, 3.074s, 2037	198,154	18,526
IFB Ser. 07-109, Class YI, IO, 3.074s, 2037	255,676	22,084
IFB Ser. 07-W8, Class 2A2, IO, 3.074s, 2037	480,029	44,766
IFB Ser. 07-54, Class KI, IO, 3.064s, 2037	132,426	11,451
IFB Ser. 07-30, Class JS, IO, 3.064s, 2037	437,237	40,164
IFB Ser. 07-W2, Class 1A2, IO, 3.054s, 2037	216,600	18,533
IFB Ser. 07-106, Class SN, IO, 3.034s, 2037	293,938	23,699
IFB Ser. 07-54, Class IA, IO, 3.034s, 2037	230,239	21,191
IFB Ser. 07-54, Class IB, IO, 3.034s, 2037	230,239	21,191
IFB Ser. 07-54, Class IC, IO, 3.034s, 2037	230,239	21,191
IFB Ser. 07-54, Class ID, IO, 3.034s, 2037	230,239	21,191
IFB Ser. 07-54, Class IE, IO, 3.034s, 2037	230,239	21,191
IFB Ser. 07-54, Class IF, IO, 3.034s, 2037	342,070	31,483
IFB Ser. 07-54, Class UI, IO, 3.034s, 2037	275,086	27,479
IFB Ser. 07-109, Class AI, IO, 3.024s, 2037	1,004,163	86,659
IFB Ser. 07-91, Class AS, IO, 3.024s, 2037	196,804	16,651
IFB Ser. 07-91, Class HS, IO, 3.024s, 2037	207,707	18,390
IFB Ser. 07-15, Class CI, IO, 3.004s, 2037	798,415	72,384
IFB Ser. 06-123, Class BI, IO, 3.004s, 2037	1,051,951	91,600
IFB Ser. 06-115, Class JI, IO, 3.004s, 2036	582,452	52,491
IFB Ser. 06-123, Class LI, IO, 2.944s, 2037	388,957	33,177
IFB Ser. 07-116, Class BI, IO, 2.874s, 2037	942,461	73,154
IFB Ser. 07-39, Class AI, IO, 2.744s, 2037	401,045	31,991
IFB Ser. 07-32, Class SD, IO, 2.734s, 2037	272,814	22,143
IFB Ser. 07-33, Class SD, IO, 2.734s, 2037	669,179	50,897
IFB Ser. 07-30, Class UI, IO, 2.724s, 2037	223,366	19,105
IFB Ser. 07-32, Class SC, IO, 2.724s, 2037	363,443	29,948
IFB Ser. 08-01, Class GI, IO, 2.724s, 2037	1,070,000	109,264
IFB Ser. 07-1, Class CI, IO, 2.724s, 2037	261,498	21,590
IFB Ser. 05-74, Class SE, IO, 2.724s, 2035	969,947	68,673
IFB Ser. 05-82, Class SI, IO, 2.724s, 2035	978,838	70,919
IFB Ser. 05-58, Class IK, IO, 2.624s, 2035	337,414	29,842
IFB Ser. 07-75, Class ID, IO, 2.494s, 2037	243,413	19,500
Ser. 08-10, Class CI, 2.28s, 2038 (FWC)	1,169,000	71,426
IFB Ser. 08-1, Class NI, IO, 2 1/4s, 2037	492,000	35,052
IFB Ser. 08-01, Class AI, IO, 2.014s, 2037	1,281,000	103,607
IFB Ser. 08-1, Class HI, IO, 1.964s, 2037	607,000	47,126
Ser. 03-W10, Class 1, IO, 1.93s, 2043	1,001,887	45,831
Ser. 03-W8, Class 12, IO, 1.635s, 2042	2,133,191	87,858
FRB Ser. 03-W17, Class 12, IO, 1.151s, 2033	1,026,045	36,017
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	838,772	56,285
Ser. 02-T18, IO, 0.514s, 2042	5,887,167	82,611
Ser. 02-T4, IO, 0.451s, 2041	331,563	3,529
Ser. 02-26, IO, 0.23s, 2048	15,155,818	104,378
Ser. 07-64, Class LO, Principal only (PO), zero %, 2037	129,613	111,390
Ser. 372, Class 1, PO, zero %, 2036	1,014,886	868,268
Ser. 370, Class 1, PO, zero %, 2036	248,668	212,462
Ser. 04-38, Class AO, PO, zero %, 2034	383,845	290,819
Ser. 04-61, Class CO, PO, zero %, 2031	237,365	213,332
Ser. 07-31, Class TS, IO, zero %, 2009	638,293	20,895
Ser. 07-15, Class IM, IO, zero %, 2009	247,711	7,402
Ser. 07-16, Class TS, IO, zero %, 2009	1,019,328	26,888
FRB Ser. 06-115, Class SN, zero %, 2036	125,315	128,758
FRB Ser. 05-65, Class ER, zero %, 2035	199,845	194,921
FRB Ser. 05-57, Class UL, zero %, 2035	192,362	188,280
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A5, 7 1/2s, 2042	38,865	41,758
Ser. T-60, Class 1A2, 7s, 2044	403,645	438,363
Ser. T-41, Class 2A, 7s, 2032	25,285	27,050
IFB Ser. T-56, Class 2ASI, IO, 4.724s, 2043	152,359	18,473
FFCA Secured Lending Corp. Ser. 99-1A, Class C1,
7.59s, 2025	225,000	168,908
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
8s, 2039	114,954	115,127
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.754s, 2035	175,784	177,141
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	209,000	226,309
Ser. 97-C2, Class G, 7 1/2s, 2029	119,000	130,295
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	285,000	290,729
Freddie Mac
IFB Ser. 3339, Class WS, 15.706s, 2037	109,274	158,721
IFB Ser. 3339, Class JS, 15.299s, 2037	98,564	131,499
IFB Ser. 3202, Class HM, 12.069s, 2036	85,147	110,174

IFB Ser. 3153, Class SX, 12.069s, 2036	132,291	168,872
IFB Ser. 3182, Class PS, 11.655s, 2032	162,882	211,366
IFB Ser. 3081, Class DC, 10.097s, 2035	104,997	128,928
IFB Ser. 2976, Class KL, 8.85s, 2035	204,787	242,932
IFB Ser. 3408, Class EK, 8.747s, 2037	412,000	469,359
IFB Ser. 2990, Class DP, 8.74s, 2034	170,284	195,959
IFB Ser. 3153, Class UT, 8.484s, 2036	83,699	96,401
IFB Ser. 3360, Class SC, 8.308s, 2037	146,996	170,171
IFB Ser. 3149, Class SU, 8.013s, 2036	83,521	92,180
IFB Ser. 3065, Class DC, 7.151s, 2035	170,020	188,402
IFB Ser. 3031, Class BS, 6.134s, 2035	231,662	248,345
IFB Ser. 2990, Class LB, 6.118s, 2034	210,044	222,572
IFB Ser. 2990, Class WP, 6.098s, 2035	123,844	134,448
IFB Ser. 2927, Class SI, IO, 4.264s, 2035	284,902	40,523
IFB Ser. 2828, Class GI, IO, 3.264s, 2034	326,486	43,580
IFB Ser. 3184, Class SP, IO, 3.114s, 2033	308,839	32,668
IFB Ser. 2869, Class SH, IO, 3.064s, 2034	156,722	13,367
IFB Ser. 2869, Class JS, IO, 3.014s, 2034	742,372	62,995
IFB Ser. 3203, Class SH, IO, 2.904s, 2036	176,318	20,801
IFB Ser. 2815, Class PT, IO, 2.814s, 2032	326,226	34,622
IFB Ser. 2594, Class SE, IO, 2.814s, 2030	277,155	21,438
IFB Ser. 2828, Class TI, IO, 2.814s, 2030	149,606	15,161
IFB Ser. 3297, Class BI, IO, 2.524s, 2037	689,057	72,145
IFB Ser. 3284, Class IV, IO, 2.514s, 2037	178,161	18,984
IFB Ser. 3287, Class SD, IO, 2.514s, 2037	280,759	26,857
IFB Ser. 3281, Class BI, IO, 2.514s, 2037	133,010	13,058
IFB Ser. 3249, Class SI, IO, 2.514s, 2036	94,801	10,712
IFB Ser. 3028, Class ES, IO, 2.514s, 2035	790,019	87,744
IFB Ser. 2922, Class SE, IO, 2.514s, 2035	408,726	37,281
IFB Ser. 3045, Class DI, IO, 2.494s, 2035	186,067	15,933
Ser. 3236, Class ES, IO, 2.464s, 2036	207,284	18,383
IFB Ser. 3136, Class NS, IO, 2.464s, 2036	196,204	19,706
IFB Ser. 3118, Class SD, IO, 2.464s, 2036	660,957	59,397
IFB Ser. 3054, Class CS, IO, 2.464s, 2035	160,734	12,289
IFB Ser. 3107, Class DC, IO, 2.464s, 2035	385,474	44,494
IFB Ser. 3066, Class SI, IO, 2.464s, 2035	541,540	61,586
IFB Ser. 2927, Class ES, IO, 2.464s, 2035	224,580	17,863
IFB Ser. 2950, Class SM, IO, 2.464s, 2016	425,131	41,397
IFB Ser. 3256, Class S, IO, 2.454s, 2036	339,326	34,246
IFB Ser. 3031, Class BI, IO, 2.454s, 2035	155,079	18,405
IFB Ser. 3244, Class SB, IO, 2.424s, 2036	192,737	18,148
IFB Ser. 3244, Class SG, IO, 2.424s, 2036	220,461	22,401
IFB Ser. 3236, Class IS, IO, 2.414s, 2036	356,279	31,979
IFB Ser. 2962, Class BS, IO, 2.414s, 2035	965,040	74,955
IFB Ser. 3114, Class TS, IO, 2.414s, 2030	1,044,941	59,499
IFB Ser. 3128, Class JI, IO, 2.394s, 2036	173,517	17,430
IFB Ser. 2990, Class LI, IO, 2.394s, 2034	309,662	31,907
IFB Ser. 3240, Class S, IO, 2.384s, 2036	681,223	62,890
IFB Ser. 3153, Class JI, IO, 2.384s, 2036	348,358	30,040
IFB Ser. 3065, Class DI, IO, 2.384s, 2035	117,897	13,991
IFB Ser. 3145, Class GI, IO, 2.364s, 2036	141,979	15,446
IFB Ser. 3114, Class GI, IO, 2.364s, 2036	159,662	19,741
IFB Ser. 3339, Class JI, IO, 2.354s, 2037	730,480	54,695
IFB Ser. 3218, Class AS, IO, 2.344s, 2036	246,498	20,589
IFB Ser. 3221, Class SI, IO, 2.344s, 2036	289,099	25,121
IFB Ser. 3153, Class UI, IO, 2.334s, 2036	515,234	61,741
IFB Ser. 3202, Class PI, IO, 2.304s, 2036	785,092	71,286
IFB Ser. 3355, Class MI, IO, 2.264s, 2037	209,843	18,640
IFB Ser. 3355, Class LI, IO, 2.264s, 2037	259,428	15,177
IFB Ser. 3201, Class SG, IO, 2.264s, 2036	362,803	33,167
IFB Ser. 3203, Class SE, IO, 2.264s, 2036	328,368	28,787
IFB Ser. 3171, Class PS, IO, 2.249s, 2036	312,279	30,575
IFB Ser. 3284, Class BI, IO, 2.214s, 2037	219,141	18,997
IFB Ser. 3260, Class SA, IO, 2.214s, 2037	252,200	17,136
IFB Ser. 3281, Class AI, IO, 2.194s, 2037	808,803	73,613
IFB Ser. 3311, Class IA, IO, 2.174s, 2037	324,460	30,948
IFB Ser. 3311, Class IB, IO, 2.174s, 2037	324,460	30,948
IFB Ser. 3311, Class IC, IO, 2.174s, 2037	324,460	30,948
IFB Ser. 3311, Class ID, IO, 2.174s, 2037	324,460	30,948
IFB Ser. 3311, Class IE, IO, 2.174s, 2037	468,664	44,702
IFB Ser. 3240, Class GS, IO, 2.144s, 2036	406,973	36,295
IFB Ser. 3339, Class TI, IO, 1.904s, 2037	379,582	32,896
IFB Ser. 3284, Class CI, IO, 1.884s, 2037	611,355	51,079
IFB Ser. 3016, Class SQ, IO, 1.874s, 2035	308,643	19,085
IFB Ser. 3284, Class WI, IO, 1.864s, 2037	1,014,825	81,558
Ser. 246, PO, zero %, 2037	666,277	575,629
Ser. 3300, PO, zero %, 2037	115,066	99,598
Ser. 242, PO, zero %, 2036	2,816,138	2,439,181
Ser. 239, PO, zero %, 2036	819,382	695,310
FRB Ser. 3327, Class YF, zero %, 2037	165,806	166,195
FRB Ser. 3239, Class BF, zero %, 2036	170,208	178,390
FRB Ser. 3228, Class BF, zero %, 2036	230,041	230,729
FRB Ser. 3326, Class WF, zero %, 2035	281,579	273,205
FRB Ser. 3003, Class XF, zero %, 2035	189,217	183,013
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.787s, 2033	41,000	42,922
Ser. 07-C1, Class XC, IO, 0.047s, 2019	16,569,064	106,608
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 26.895s, 2037	125,394	206,599
IFB Ser. 07-38, Class AS, 19.03s, 2037	280,821	395,283
IFB Ser. 07-44, Class SP, 15.763s, 2036	111,112	146,013
IFB Ser. 05-7, Class JM, 7.943s, 2034	202,279	222,772
IFB Ser. 05-84, Class SL, 7.229s, 2035	221,809	241,670
IFB Ser. 06-62, Class SI, IO, 3.421s, 2036	276,880	21,967
IFB Ser. 07-1, Class SL, IO, 3.401s, 2037	128,041	11,280

IFB Ser. 07-1, Class SM, IO, 3.391s, 2037	128,041	11,249
IFB Ser. 04-59, Class SC, IO, 3.119s, 2034	159,601	16,776
IFB Ser. 07-36, Class SW, IO, 2.941s, 2035	282,000	25,196
IFB Ser. 07-26, Class SG, IO, 2.891s, 2037	369,256	33,700
IFB Ser. 07-9, Class BI, IO, 2.861s, 2037	834,500	60,926
IFB Ser. 07-31, Class CI, IO, 2.851s, 2037	180,864	13,882
IFB Ser. 07-25, Class SA, IO, 2.841s, 2037	291,019	21,489
IFB Ser. 07-25, Class SB, IO, 2.841s, 2037	567,842	41,930
IFB Ser. 07-22, Class S, IO, 2.841s, 2037	196,709	20,230
IFB Ser. 07-11, Class SA, IO, 2.841s, 2037	205,086	18,196
IFB Ser. 07-14, Class SB, IO, 2.841s, 2037	195,751	16,637
IFB Ser. 07-51, Class SJ, IO, 2.791s, 2037	237,179	26,409
IFB Ser. 07-58, Class PS, IO, 2.741s, 2037	846,661	80,956
IFB Ser. 07-26, Class SD, IO, 2.719s, 2037	403,833	33,566
IFB Ser. 07-59, Class PS, IO, 2.711s, 2037	183,513	17,015
IFB Ser. 07-59, Class SP, IO, 2.711s, 2037	99,196	9,190
IFB Ser. 06-38, Class SG, IO, 2.691s, 2033	845,281	48,020
IFB Ser. 07-53, Class SG, IO, 2.641s, 2037	161,127	11,476
IFB Ser. 07-79, Class SY, IO, 2.591s, 2037	1,126,112	74,000
IFB Ser. 07-64, Class AI, IO, 2.591s, 2037	381,091	25,123
IFB Ser. 07-53, Class ES, IO, 2.591s, 2037	264,316	16,665
IFB Ser. 07-48, Class SB, IO, 2.569s, 2037	357,093	24,914
IFB Ser. 07-9, Class DI, IO, 2.551s, 2037	420,966	28,136
IFB Ser. 07-57, Class QA, IO, 2.541s, 2037	564,330	36,241
IFB Ser. 07-58, Class SA, IO, 2.541s, 2037	1,591,779	106,930
IFB Ser. 07-58, Class SC, IO, 2.541s, 2037	481,795	28,853
IFB Ser. 07-61, Class SA, IO, 2.541s, 2037	302,100	19,200
IFB Ser. 07-53, Class SC, IO, 2.541s, 2037	281,623	17,026
IFB Ser. 07-58, Class SD, IO, 2.531s, 2037	413,015	25,668
IFB Ser. 07-59, Class SD, IO, 2.511s, 2037	144,238	8,935
IFB Ser. 07-17, Class AI, IO, 2.469s, 2037	868,016	73,727
IFB Ser. 07-78, Class SA, IO, 2.449s, 2037	747,135	61,639
IFB Ser. 07-9, Class AI, IO, 2.419s, 2037	324,341	24,970
IFB Ser. 05-65, Class SI, IO, 2.391s, 2035	177,963	13,548
IFB Ser. 07-17, Class IB, IO, 2.291s, 2037	170,310	12,776
IFB Ser. 06-14, Class S, IO, 2.291s, 2036	306,147	21,126
IFB Ser. 06-11, Class ST, IO, 2.281s, 2036	192,131	13,488
IFB Ser. 07-27, Class SD, IO, 2.241s, 2037	207,561	12,619
IFB Ser. 07-19, Class SJ, IO, 2.241s, 2037	351,546	20,297
IFB Ser. 07-23, Class ST, IO, 2.241s, 2037	441,021	23,346
IFB Ser. 07-9, Class CI, IO, 2.241s, 2037	546,745	32,148
IFB Ser. 07-7, Class EI, IO, 2.241s, 2037	207,097	12,414
IFB Ser. 07-7, Class JI, IO, 2.241s, 2037	546,444	37,348
IFB Ser. 07-1, Class S, IO, 2.241s, 2037	462,708	26,351
IFB Ser. 07-3, Class SA, IO, 2.241s, 2037	441,373	25,111
IFB Ser. 07-21, Class S, IO, 2.119s, 2037	443,169	30,297
IFB Ser. 07-31, Class AI, IO, 2.099s, 2037	243,349	27,067
IFB Ser. 07-43, Class SC, IO, 2.019s, 2037	295,382	18,243
IFB Ser. 08-3, Class SA, IO, 2.01s, 2038 (F)	479,000	28,696
IFB Ser. 08-4, Class SA, IO, 2.001s, 2038	2,361,000	156,970
FRB Ser. 07-49, Class UF, zero %, 2037	66,032	65,198
FRB Ser. 07-35, Class UF, zero %, 2037	70,518	73,139
Government National Mortgage Association 144A IFB Ser.
06-GG8, Class X, IO, 0.857s, 2039 (F)	2,051,030	75,255
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 2.496s, 2045	520,614	17,327
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	170,000	168,589
Ser. 06-GG6, Class A2, 5.506s, 2038 (F)	272,000	276,337
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	99,000	99,009
Ser. 03-C1, Class X1, IO, 0.458s, 2040	5,546,171	100,025
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
3.486s, 2037	432,429	405,943
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.261s, 2051	14,000	14,217
FRB Ser. 07-LD12, Class A3, 6.189s, 2051	72,000	72,821
FRB Ser. 07-LD11, Class A3, 6.007s, 2049	213,000	206,041
Ser. 07-CB20, Class A3, 5.863s, 2051	422,000	418,497
Ser. 06-CB15, Class A4, 5.814s, 2043	317,000	324,300
Ser. 07-CB20, Class A4, 5.794s, 2051	276,000	282,900
Ser. 06-CB14, Class A4, 5.481s, 2044	68,000	68,666
Ser. 05-LDP2, Class AM, 4.78s, 2042	50,000	46,736
Ser. 06-LDP8, Class X, IO, 0.763s, 2045	2,720,692	115,140
Ser. 06-CB17, Class X, IO, 0.702s, 2043	2,424,215	87,126
Ser. 07-LDPX, Class X, IO, 0.526s, 2049	4,788,441	130,724
Ser. 06-CB16, Class X1, IO, 0.065s, 2045	3,103,342	47,543
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	48,200,521	41,423
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 05-LDP1, Class X1, IO, 0.122s, 2046	1,360,248	12,540
Ser. 07-CB20, Class X1, IO, 0.059s, 2051	8,336,388	106,789
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035	119,000	103,039
LB-UBS Commercial Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029	128,000	125,683
Ser. 07-C2, Class XW, IO, 0.73s, 2040	1,054,377	36,816
Ser. 07-C7, Class XW, IO, 0.526s, 2045	2,977,762	76,886
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.982s, 2037	2,108,093	29,420
Ser. 06-C7, Class XW, IO, 0.914s, 2038	1,747,890	75,693
Ser. 05-C2, Class XCL, IO, 0.152s, 2040	5,922,200	61,297
Ser. 06-C7, Class XCL, IO, 0.095s, 2038	3,204,299	52,349
Ser. 07-C7, Class XCL, IO, 0.086s, 2045	1,257,899	15,120
Ser. 06-C1, Class XCL, IO, 0.08s, 2041	12,378,344	126,388

Ser. 07-C2, Class XCL, IO, 0.074s, 2040		9,063,648	118,009
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 04-LLFA, Class H, 5.186s, 2017		66,000	64,020
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 20.663s, 2036		79,081	101,350
IFB Ser. 07-5, Class 4A3, 19.823s, 2036		149,859	192,285
IFB Ser. 07-4, Class 3A2, IO, 3.824s, 2037		225,589	20,037
IFB Ser. 06-5, Class 2A2, IO, 3.774s, 2036		530,113	37,582
IFB Ser. 07-4, Class 2A2, IO, 3.294s, 2037		928,556	76,865
IFB Ser. 06-9, Class 2A2, IO, 3.244s, 2037		684,992	62,610
IFB Ser. 06-6, Class 1A3, IO, 3.124s, 2036		1,098,539	79,433
IFB Ser. 07-5, Class 10A2, IO, 2.964s, 2037		463,463	28,450
IFB Ser. 06-5, Class 1A3, IO, 2.024s, 2036		142,234	2,530
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012		379,000	367,675
Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class H, 6.622s, 2040 (Canada) (F)		156,000	105,520
MASTR Adjustable Rate Mortgages Trust
FRB Ser. 04-13, Class 3A6, 3.786s, 2034		224,000	223,835
Ser. 04-03, Class 4AX, IO, 1.417s, 2034		173,551	1,915
Ser. 05-2, Class 7AX, IO, 0.168s, 2035		439,603	914
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049		6,033,725	87,678
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 4.736s, 2022		270,899	268,565
Ser. 06-1, Class X1A, IO, 1.478s, 2022		5,106,878	60,772
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.108s, 2030		49,000	51,574
FRB Ser. 05-A9, Class 3A1, 5.278s, 2035		366,659	370,150
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.023s, 2050		118,000	120,539
FRB Ser. 07-C1, Class A4, 6.023s, 2050		127,000	131,800
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 6.156s, 2049		1,000,000	1,028,663
FRB Ser. 07-8, Class A2, 6.119s, 2049		205,000	208,163
Ser. 07-9, Class A4, 5.748s, 2049		1,000,000	1,025,727
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-3, Class XC, IO, 0.079s, 2046		4,121,634	66,853
Ser. 07-7, Class X, IO, 0.02s, 2050		16,892,431	60,707
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.867s, 2017		218,000	57,315
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		256,000	249,056
FRB Ser. 06-IQ11, Class A4, 5.944s, 2042		317,000	328,088
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049		122,000	118,107
Ser. 05-HQ6, Class A4A, 4.989s, 2042		293,000	293,037
Ser. 04-HQ4, Class A7, 4.97s, 2040 (F)		151,000	150,352
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039 (F)		360,000	189,144
Ser. 07-HQ13, Class X1, IO, 0.824s, 2044		4,981,533	161,103
Ser. 05-HQ5, Class X1, IO, 0.107s, 2042		2,039,573	14,991
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.289s, 2035		375,284	372,942
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.26s, 2030		78,000	79,169
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034		37,150	40,996
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
5.246s, 2033 (United Kingdom)		266,000	253,370
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
4.338s, 2033 (United Kingdom)		323,000	311,701
PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2010		100,000	90,549
Ser. 00-C2, Class J, 6.22s, 2033 (F)		76,000	76,134
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 3.314s, 2037		928,608	75,291
IFB Ser. 06-A7CB, Class 1A6, IO, 2.174s, 2036		87,350	3,074
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 7.018s, 2038 (United Kingdom)	GBP	50,000	88,168
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.824s, 2036		$712,578	34,434
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		788,679	798,316
Ser. 05-9, Class AX, IO, 1.364s, 2035		1,810,775	42,441
Ser. 04-19, Class 2A1X, IO, 1.14s, 2035		599,906	10,030
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 2.965s, 2037		1,816,469	135,815
Ser. 07-4, Class 1A4, IO, 1s, 2037		1,816,469	47,479
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 0.936s, 2037		1,032,766	54,957
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (Ireland)	GBP	46,127	89,319
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (Ireland)	GBP	106,882	190,586
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	54,880	102,580
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		$173,000	170,858
Ser. 04-C15, Class A4, 4.803s, 2041		226,000	221,469
Ser. 07-C34, IO, 0.521s, 2046		2,295,229	58,964
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 7.536s, 2018		100,000	93,000
Ser. 07-C31, IO, 0.435s, 2047		8,209,645	143,094
Ser. 06-C27, Class XC, IO, 0.073s, 2045		3,544,636	40,125
WAMU Commercial Mortgage Securities Trust 144A

Ser. 07-SL2, Class X, IO, 0.852s, 2049		1,354,390	54,812
Ser. 06-SL1, Class X, IO, 0.938s, 2043		440,183	20,086
Ser. 05-C1A, Class G, 5.72s, 2036		87,000	68,473
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034		37,944	37,823
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR12, Class 2A5, 4.323s, 2035		1,716,000	1,712,112

Total collateralized mortgage obligations (cost $53,318,652)			$58,167,464

FOREIGN GOVERNMENT BONDS AND NOTES (22.5%)(a)

		Principal amount	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	2,900,000	$2,766,273
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	3,000,000	4,476,635
Canada (Government of) bonds 5 3/4s, 2033	CAD	750,000	925,508
Denmark (Kingdom of) bonds 6s, 2009	DKK	9,640,000	1,998,398
France (Government of) bonds 4s, 2013	EUR	63	95
Ireland (Republic of) bonds 5s, 2013	EUR	1,700,000	2,678,885
Italy (Republic of) unsub. notes Ser. 11, Tranche 1,
3 1/8s, 2010	CHF	1,900,000	1,789,587
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	106,000,000	1,023,650
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	70,056,000	663,034
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	757,264,000	7,094,560
Netherlands (Government of) bonds 5s, 2012	EUR	4,500,000	7,067,736
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	3,585,000	654,869
United Kingdom treasury bonds 4 1/4s, 2036	GBP	610,000	1,193,751

Total foreign government bonds and notes (cost $27,141,926)			$32,332,981

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.8%)(a)

		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.5%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 20, 2037 to
October 20, 2037		$718,016	$746,063
			746,063

U.S. Government Agency Mortgage Obligations (18.3%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2021 to
September 1, 2021		156,803	162,077
5 1/2s, June 1, 2035		138,371	140,252
5 1/2s, April 1, 2020		148,172	151,882
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from March 1, 2033 to April 1, 2035		424,230	450,314
6 1/2s, with due dates from September 1, 2036 to
November 1, 2037		495,531	514,501
6 1/2s, TBA, March 1, 2035		2,000,000	2,071,406
6 1/2s, TBA, February 1, 2038		2,000,000	2,074,531
6s, July 1, 2037		47,110	48,352
6s, with due dates from May 1, 2021 to October 1, 2021		431,119	446,022
5 1/2s, with due dates from May 1, 2009 to
March 1, 2021		518,608	528,867
5 1/2s, TBA, March 1, 2035		3,000,000	3,033,281
5 1/2s, TBA, February 1, 2035		4,000,000	4,051,562
5s, with due dates from May 1, 2020 to March 1, 2021		56,907	57,730
5s, TBA, March 1, 2038		6,000,000	5,960,156
5s, TBA, February 1, 2035		6,000,000	5,970,937
4s, with due dates from May 1, 2019 to
September 1, 2020		666,133	657,421
			26,319,291

Total U.S. government and agency mortgage obligations (cost $26,956,960)			$27,065,354

U.S. TREASURY OBLIGATIONS (1.1%)(a)

		Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030		$646,000	$819,108
U.S. Treasury Inflation Index Notes 2 3/8s,
January 15, 2017		729,498	800,225

Total U.S. treasury obligations (cost $1,461,697)			$1,619,333

CORPORATE BONDS AND NOTES (10.2%)(a)

		Principal amount	Value

Basic Materials (0.3%)
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		$25,000	$25,375
Nucor Corp. sr. unsec. 5s, 2012		40,000	41,100
Rhodia SA 144A company guaranty unsec. sr. notes
7.326s, 2013 (France)	EUR	225,000	304,586
Vulcan Materials Co. sr. unsub. 5.6s, 2012		$65,000	66,915
			437,976

Capital Goods (0.3%)
Bombardier, Inc. 144A notes 6 3/4s, 2012 (Canada)		375,000	380,625

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		45,000	46,725
			427,350

Communication Services (0.7%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009		100,000	103,897
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		31,000	38,916
AT&T, Inc. bonds 5 1/2s, 2018		85,000	85,284
British Telecommunications PLC sr. unsec. 5.15s, 2013
(United Kingdom)		140,000	143,105
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010		70,000	76,358
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		65,000	67,777
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)		155,000	162,698
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Netherlands)		150,000	162,192
Verizon Communications, Inc. sr. unsec 5.55s, 2016		80,000	81,628
Wind Aquisition Fin. SA notes 9 3/4s, 2015 (Luxembourg)	EUR	80,000	121,388
			1,043,243

Conglomerates (0.1%)
General Electric Co. sr. unsec. 5 1/4s, 2017		$100,000	100,880

Consumer Cyclicals (0.7%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		175,000	167,591
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009		40,000	41,831
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011		155,000	161,205
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		365,000	354,111
Harley-Davidson Funding Corp. company guaranty 5 1/4s,
2012		100,000	101,677
Pulte Homes, Inc. company guaranty 7 7/8s, 2011		168,000	162,330
			988,745

Consumer Staples (0.6%)
Campbell Soup Co. debs. 8 7/8s, 2021		50,000	68,355
Comcast Corp. company guaranty 5.9s, 2016		155,000	156,220
Cox Communications, Inc. 144A notes 5 7/8s, 2016		30,000	30,173
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013		63,033	63,847
Echostar DBS Corp. sr. notes 5 3/4s, 2008		230,000	230,000
PepsiCo, Inc. sr. unsec. 4.65s, 2013		60,000	62,475
Sara Lee Corp. notes 6 1/4s, 2011		75,000	79,839
Tesco PLC 144A notes 6.15s, 2037 (United Kingdom)		160,000	153,826
			844,735

Energy (0.1%)
EOG Resources, Inc. sr. unsec 5 7/8s, 2017		55,000	57,667
Nexen, Inc. bonds 6.4s, 2037 (Canada)		15,000	14,513
Transocean, Inc. sr. unsec. notes 6s, 2018		50,000	51,268
			123,448

Financial (1.9%)
Bank of New York Mellon Corp./The sr. unsec. 4.95s,
2012		15,000	15,379
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012		115,000	119,020
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018		90,000	89,997
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 6.669s, 2012 (Cayman Islands)		275,000	272,722
CIT Group, Inc. sr. notes 5s, 2014		15,000	12,519
Citigroup, Inc. sub. notes 5s, 2014		150,000	146,018
ERP Operating LP notes 5 3/4s, 2017		35,000	32,242
General Electric Capital Corp. 144A sub. notes FRN
4 5/8s, 2066	EUR	90,000	121,781
Goldman Sachs Group, Inc (The) sub. notes 6 3/4s, 2037		$30,000	29,338
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)		320,000	313,386
JPMorgan Chase & Co. sr. notes 6s, 2018 (FWC)		175,000	181,615
Lehman Brothers Holdings, Inc. sr. unsec. notes
5 5/8s, 2013		65,000	66,027
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
I, 6.2s, 2014		115,000	118,353
Lehman Brothers Holdings, Inc. sub. notes 6 3/4s, 2017		115,000	119,215
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017		30,000	29,364
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012		140,000	147,430
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014		75,000	75,266
Merrill Lynch & Co., Inc. notes 5.45s, 2013		115,000	115,056
Nationwide Financial Services, Inc. notes 5 5/8s, 2015		35,000	36,991
Prudential Financial, Inc. notes Ser. MTN, 6s, 2017		20,000	20,461
Prudential Financial, Inc. sr. unsec. unsub. notes
5.15s, 2013		130,000	132,689
Unitrin, Inc. sr. notes 6s, 2017		50,000	49,168
VTB Capital SA 144A sec. notes 6.609s, 2012
(Luxembourg)		450,000	444,614
Wachovia Corp. notes 5 3/4s, 2018		40,000	39,642
			2,728,293

Government (3.7%)

European Investment Bank supranational bank bonds
3 1/2s, 2014 (Luxembourg)	CHF	700,000	677,525
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)	EUR	1,500,000	2,346,250
Oester Postspark Bawag foreign government guaranty
Ser. EMTN, 3 1/4s, 2011 (Austria)	CHF	2,375,000	2,248,532
			5,272,307

Health Care (0.2%)
Aetna, Inc. sr. unsec. 6 3/4s, 2037		$260,000	261,756
Bayer Corp. 144A FRB 6.2s, 2008		75,000	75,049
			336,805

Technology (0.1%)
Fiserv, Inc. company guaranty 6.8s, 2017		60,000	63,010
Fiserv, Inc. company guaranty 6 1/8s, 2012		60,000	62,425
			125,435

Transportation (--%)
United AirLines, Inc. pass-through certificates
6.636s, 2022		48,645	45,848

Utilities & Power (1.5%)
Abu Dhabi National Energy Co. 144A sr. notes 5.62s,
2012 (United Arab Emirates)		215,000	220,913
American Water Capital Corp. 144A bonds 6.593s, 2037		35,000	34,739
American Water Capital Corp. 144A bonds 6.085s, 2017		40,000	41,012
Arizona Public Services Co. notes 6 1/2s, 2012		25,000	26,547
Bruce Mansfield Unit pass-through certificates 6.85s,
2034		110,000	121,302
CMS Energy Corp. unsub. notes 6.55s, 2017		5,000	4,881
Dominion Resources, Inc. sr. unsub. Ser. 07-A, 6s, 2017		55,000	57,374
Fortum Oyj sr. unsecd. notes Ser. 14, Class EMTN,
4 1/2s, 2016 (Finland)	EUR	255,000	362,291
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		$125,000	125,072
National Fuel Gas Co. notes 5 1/4s, 2013		40,000	40,788
Pacific Gas & Electric Co. unsec. bonds 4.2s, 2011		20,000	20,080
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009		150,000	155,953
Southern California Edison Co. 1st mtge. Ser. 08-A,
5.95s, 2038		15,000	14,988
Veolia Environnement sr. unsub. notes Ser. EMTN,
5 3/8s, 2018 (France)	EUR	505,000	747,031
West Penn Power Co. 1st mtge. 5.95s, 2017		$170,000	173,936
			2,146,907

Total corporate bonds and notes (cost $12,933,745)			$14,621,972

ASSET-BACKED SECURITIES (9.5%)(a)

		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-OP2, Class A2C,
3.526s, 2036		$56,000	$39,760
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 5.876s, 2035		37,000	13,404
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
5.266s, 2011 (F)		80,000	79,454
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		82,000	79,001
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 6.626s, 2034		81,000	54,371
FRB Ser. 06-EC1, Class M9, 5.376s, 2035		100,000	10,125
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 5.626s, 2036		100,000	14,125
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		175,577	120,188
Ser. 00-A, Class A2, 7.575s, 2030		33,883	22,533
Ser. 99-B, Class A-5, 7.44s, 2020		156,718	101,867
Ser. 99-B, Class A4, 7.3s, 2016		155,384	93,550
Ser. 99-B, Class A3, 7.18s, 2015		248,082	154,586
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011		7,111	7,022
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
5.316s, 2010		170,000	169,122
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034		1,877	1,727
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 5.876s, 2035		76,000	13,680
FRB Ser. 05-HE4, Class M12, 5.426s, 2035		91,000	11,830
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033		305,259	29,890
Ser. 00-4, Class A6, 8.31s, 2032		745,983	619,166
Ser. 00-5, Class A7, 8.2s, 2032		192,000	164,877
Ser. 00-1, Class A5, 8.06s, 2031		136,097	109,452
Ser. 00-4, Class A5, 7.97s, 2032		46,379	38,157
Ser. 00-5, Class A6, 7.96s, 2032		112,000	95,735
Ser. 01-4, Class A4, 7.36s, 2033		269,505	279,173
Ser. 00-6, Class A5, 7.27s, 2031		34,229	32,677
Ser. 01-1, Class A5, 6.99s, 2032		395,037	385,754
FRB Ser. 02-1, Class M1A, 6.681s, 2033		418,000	388,205
Countrywide Asset Backed Certificates FRB Ser. 04-6,
Class 2A5, 3.766s, 2034		86,575	73,589
Countrywide Asset Backed NIM Certificates 144A Ser.
04-BC1N, Class Note, 5 1/2s, 2035 (F)		65	13
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034		12,495	6,872

DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		179,000	175,259
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 3.526s, 2036		87,000	73,465
Fremont Home Loan Trust FRB Ser. 05-E, Class 2A4,
3.706s, 2036		124,000	104,212
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034 (In default) (NON)		31,983	80
Ser. 04-3, Class A, 4 1/2s, 2034 (In default) (NON)		338	2
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (United Kingdom)	GBP	276,168	533,857
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	455,000	671,782
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$197,860	200,919
Ser. 94-4, Class B2, 8.6s, 2019		62,864	45,922
Ser. 99-5, Class A5, 7.86s, 2030		1,184,160	1,065,744
Ser. 95-4, Class B1, 7.3s, 2025		84,541	87,195
Ser. 97-6, Class M1, 7.21s, 2029		14,000	13,497
Ser. 99-3, Class A7, 6.74s, 2031		280,000	279,008
Ser. 99-3, Class A6, 6 1/2s, 2031		50,327	48,817
Ser. 99-1, Class A6, 6.37s, 2025		22,000	21,890
Ser. 99-1, Class A5, 6.11s, 2023		65,507	65,897
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		553,011	523,918
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		170,180	170,326
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-1A, Class E, 5.176s, 2030 (Cayman Islands)		56,488	42,366
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.398s, 2036 (Cayman Islands)		175,799	140,639
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
3.706s, 2036		63,000	47,250
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037		1,209,888	1,231,439
FRB Ser. 07-6, Class 2A1, 3.586s, 2037		655,980	577,669
IFB Ser. 07-3, Class 4B, IO, 3.314s, 2037		339,206	29,757
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 6.524s,
2037 (Cayman Islands)		300,000	204,570
Long Beach Mortgage Loan Trust FRB Ser. 06-4,
Class 2A4, 3.636s, 2036		59,000	37,903
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.328s, 2039 (United Kingdom)	GBP	200,000	376,072
Marriott Vacation Club Owner Trust 144A Ser. 04-1A,
Class C, 5.265s, 2026		$16,739	15,546
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 5.416s, 2010		170,000	169,432
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035		14,130	4,804
Merrill Lynch Mortgage Investors, Inc. 144A Ser.
04-WM3N, Class N1, 4 1/2s, 2035 (In default) (NON)		3,487	837
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 6.576s, 2034		50,000	25,000
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 3.536s, 2036		74,000	64,470
FRB Ser. 06-2, Class A2C, 3.526s, 2036		74,000	61,729
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		85,721	56,728
Ser. 99-D, Class A1, 7.84s, 2029		224,173	193,077
Ser. 00-A, Class A2, 7.765s, 2017		33,426	28,525
Ser. 00-D, Class A4, 7.4s, 2030		309,000	212,910
Ser. 02-B, Class A4, 7.09s, 2032		90,881	86,655
Ser. 01-D, Class A4, 6.93s, 2031		188,567	141,177
Ser. 01-E, Class A4, 6.81s, 2031		11,785	10,290
Ser. 01-C, Class A2, 5.92s, 2017		104,813	47,091
Ser. 01-D, Class A3, 5.9s, 2022		64,469	52,109
Ser. 02-C, Class A1, 5.41s, 2032		293,593	265,923
Ser. 01-E, Class A2, 5.05s, 2019		272,687	207,242
Ser. 02-A, Class A2, 5.01s, 2020		145,540	131,192
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		64,361	56,960
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.379s, 2018 (Ireland)		50,000	44,000
FRB Ser. 05-A, Class E, 9.479s, 2012 (Ireland)		53,000	48,246
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 3.506s, 2036		114,000	104,638
Permanent Financing PLC
FRB Ser. 6, Class 3C, 7.576s, 2042 (United Kingdom)	GBP	204,000	400,926
FRB Ser. 3, Class 3C, 6.296s, 2042 (United Kingdom)		$120,000	118,350
FRB Ser. 4, Class 3C, 5.946s, 2042 (United Kingdom)		177,000	168,616
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 5.941s, 2011 (United Kingdom)		120,000	110,354
FRB Ser. 04-2A, Class C, 5.871s, 2011 (United Kingdom)		100,000	90,390
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 6.126s, 2035		79,000	7,900
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)		5,540	6
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)
(In default) (NON)		21,746	652
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands) (In
default) (NON)		30,709	3
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands) (In
default) (NON)		6,592	132
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		4,127	12
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands) (In

default) (NON)			5,147	5
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 3.586s, 2036			125,000	91,403
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 3.546s, 2036			59,000	51,079
FRB Ser. 06-3, Class A3, 3.536s, 2036			25,000	20,637
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 5.876s, 2035			42,000	10,500
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 3.636s, 2036			59,000	37,188
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015			403,071	392,995
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037 (Cayman Islands)			188,000	171,386
WFS Financial Owner Trust Ser. 04-3, Class D, 4.07s,
2012			8,731	8,720

Total asset-backed securities (cost $14,648,984)				$13,689,195

PURCHASED OPTIONS OUTSTANDING (2.8%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.0625% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 25, 2011.	Mar-09/4.063	EUR	1,700,000	$10,950
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.16% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2014.	Mar-12/4.16	EUR	1,190,000	19,154
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate
of 4.0625% versus the six month EUR-EURIBOR-Telerate
maturing March 25, 2011.	Mar-09/4.063	EUR	1,700,000	19,978
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate of 4.16%
versus the six month EUR-EURIBOR-Telerate maturing
March 26, 2014.	Mar-12/4.16	EUR	1,190,000	12,126
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16		$9,476,000	18,668
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		4,890,000	11,932
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16		9,476,000	675,449
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		4,890,000	360,638
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.34%
versus the three month USD-LIBOR-BBA maturing on
February 15, 2018.	Feb-08/5.34		5,947,000	--
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		9,000,000	212,670
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 28, 2018.	May-08/5.45		5,954,000	8,336
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.34% versus the three month USD-LIBOR-BBA maturing
on February 15, 2018.	Feb-08/5.34		5,947,000	525,774
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		9,000,000	611,460
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 28, 2018.	May-08/5.45		5,954,000	550,269
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.405% versus the three month USD-LIBOR-BBA
maturing April 16, 2018.	Apr-08/4.405		2,477,000	37,279
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.405% versus the three month
USD-LIBOR-BBA maturing on April 16, 2018.	Apr-08/4.405		2,477,000	58,011
Option on an interest rate swap with Merrill Lynch
Capital Services, Inc. for the right to pay a fixed
rate of 5.35% versus the three month USD-LIBOR-BBA
maturing on November 9, 2009.	Nov-09/5.35		9,000,000	213,750
Option on an interest rate swap with Merrill Lynch
Capital Services, Inc. for the right to receive
a fixed rate of 5.35% versus the three month
USD-LIBOR-BBA maturing on November 9, 2009.	Nov-09/5.35		9,000,000	609,210

Total purchased options outstanding (cost $2,528,928)				$3,955,654

MUNICIPAL BONDS AND NOTES (0.1%)(a) (cost $175,000)

	Rating(RAT)		Principal amount	Value

Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 2047	Baa3		$175,000	$172,632

SENIOR LOANS (0.1%)(a)(c) (cost $104,683)

			Principal amount	Value

Lear Corp bank term loan FRN 7.347s, 2013			$104,683	$99,334

SHORT-TERM INVESTMENTS (14.3%)(a)
			Principal
			amount/shares	Value

Egypt Treasury Bills for an effective yield of 7.09%,
June 3, 2008		EGP	1,875,000	$330,508
Putnam Prime Money Market Fund (e)			19,110,529	19,110,529
U.S. Treasury Bills with effective yields ranging from
3.891% to 4.005%, March 27, 2008 (SEG)			$1,120,000	1,113,320

Total short-term investments (cost $20,555,415)				$20,554,357

TOTAL INVESTMENTS

Total investments (cost $159,825,990) (b)				$172,278,276

FORWARD CURRENCY CONTRACTS TO BUY at 1/31/08 (aggregate face value $70,959,995) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$5,792,080	$5,714,757	4/16/08	$77,323
British Pound	7,724,265	7,721,277	3/19/08	2,988
Canadian Dollar	662,446	665,947	4/16/08	(3,501)
Czech Republic Koruna	179,636	176,199	3/19/08	3,437
Euro	26,786,936	26,594,240	3/19/08	192,696
Indian Rupee	352,444	351,285	2/20/08	1,159
Japanese Yen	19,057,136	18,065,686	2/20/08	991,450
Korean Won	1,638,842	1,716,091	2/20/08	(77,249)
Malaysian Ringgit	301,405	293,866	2/20/08	7,539
Mexican Peso	679,860	673,242	4/16/08	6,618
Norwegian Krone	6,550,214	6,475,146	3/19/08	75,068
Polish Zloty	1,033,525	1,022,793	3/19/08	10,732
Singapore Dollar	241,270	238,518	2/20/08	2,752
Swedish Krona	68,401	66,992	3/19/08	1,409
Swiss Franc	521,437	512,213	3/19/08	9,224
Taiwan Dollar	671,576	671,743	2/20/08	(167)

Total				$1,301,478

FORWARD CURRENCY CONTRACTS TO SELL at 1/31/08 (aggregate face value $27,329,856) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$435,018	$428,240	4/16/08	$(6,778)
Canadian Dollar	4,875,983	4,902,634	4/16/08	26,651
Danish Krone	1,338,638	1,317,730	3/19/08	(20,908)
Euro	3,250,893	3,222,620	3/19/08	(28,273)
Hungarian Forint	447,407	448,657	3/19/08	1,250
Japanese Yen	3,388,810	3,216,789	2/20/08	(172,021)
Norwegian Krone	974,359	968,318	3/19/08	(6,041)
South African Rand	228,972	248,372	4/16/08	19,400
Swedish Krona	3,422,774	3,397,583	3/19/08	(25,191)
Swiss Franc	9,235,949	8,912,031	3/19/08	(323,918)
Taiwan Dollar	266,483	266,882	2/20/08	399

Total				$(535,430)

FUTURES CONTRACTS OUTSTANDING at 1/31/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	36	$22,743,959	Mar-08	$(32,713)
Canadian Government Bond 10 yr (Short)	6	694,262	Mar-08	(6,004)
Euro-Bobl 5 yr (Long)	82	13,489,512	Mar-08	160,786
Euro-Bund 10 yr (Short)	19	3,298,173	Mar-08	(13,736)
Euro-Buxl 30 yr (Long)	12	1,658,733	Mar-08	19,246
Euro-Dollar 90 day (Long)	97	23,497,038	Sep-09	401,412
Euro-Dollar 90 day (Short)	97	23,657,088	Sep-08	(535,127)
Euro-Dollar 90 day (Short)	162	39,491,550	Jun-08	(875,824)
Euro-Schatz 2 yr (Long)	50	7,773,454	Mar-08	16,312
Japanese Government Bond 10 yr (Long)	20	25,890,424	Mar-08	307,969
U.K. Gilt 10 yr (Long)	24	5,280,292	Mar-08	21,426
U.S. Treasury Bond 20 yr (Long)	96	11,454,000	Mar-08	170,429
U.S. Treasury Note 2 yr (Short)	124	26,439,125	Mar-08	(309,936)
U.S. Treasury Note 5 yr (Short)	42	4,746,000	Mar-08	(139,399)
U.S. Treasury Note 10 yr (Long)	115	13,422,656	Mar-08	315,145

Total				$(500,014)

WRITTEN OPTIONS OUTSTANDING at 1/31/08 (premiums received $2,019,916) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 28, 2022.	EUR	280,000	Mar-12/4.40	$8,181
Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	250,000	Mar-17/4.56	8,379
Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2022.	EUR	280,000	Mar-12/4.40	20,864
Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	250,000	Mar-17/4.56	19,778
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.775% versus the three month USD-LIBOR-BBA maturing on
March 14, 2018.		$1,379,000	Mar-08/4.775	59,407
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.		2,981,000	Dec-08/5.00	166,668
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		3,954,500	May-12/5.51	242,966
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.775% versus the three month USD-LIBOR-BBA maturing
on March 14, 2018.		1,379,000	Mar-08/4.775	3,599
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
Month day year.		2,981,000	Dec-08/5.00	50,647
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		3,954,500	May-12/5.51	177,799
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.35% versus the three month USD-LIBOR-BBA
maturing on August 28, 2018.		2,296,000	Aug-08/5.35	185,976
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.385% versus the three month USD-LIBOR-BBA
maturing August 28, 2018.		5,739,000	Aug-08/5.385	478,862
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		1,977,000	May-12/5.515	120,874
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		791,000	May-12/5.52	48,417
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.835% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.		4,488,000	Jun-08/5.835	544,305
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.84% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.		14,959,000	Jun-08/5.84	1,820,061
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.35% versus the three month
USD-LIBOR-BBA maturing August 28, 2018.		2,296,000	Aug-08/5.35	11,985
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.385% versus the three month
USD-LIBOR-BBA maturing on August 28, 2018.		5,739,000	Aug-08/5.385	27,834
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		1,977,000	May-12/5.515	86,593
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		791,000	May-12/5.52	35,973
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.835% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.		4,488,000	Jun-08/5.835	3,052
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.84% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.		14,959,000	Jun-08/5.84	10,023

Total				$4,132,243

TBA SALE COMMITMENTS OUTSTANDING at 1/31/08 (proceeds receivable $13,093,867) (Unaudited)

			Principal	Settlement
Agency			amount	date	Value

FNMA,	6 1/2s,	February 1, 2038	$2,000,000	2/12/08	$2,074,531
FNMA,	5 1/2s,	March 1, 2038	1,000,000	3/12/08	1,011,095
FNMA,	5 1/2s,	February 1, 2038	4,000,000	2/12/08	4,051,562
FNMA,	5s, February 1, 2038		6,000,000	2/12/08	5,970,937

Total					$13,108,125

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/08 (Unaudited)

				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$1,720,000		5/31/16	5.58909%	3 month USD-LIBOR-BBA	$(183,676)

	108,000		10/3/16	5.15630%	3 month USD-LIBOR-BBA	(9,387)

	3,200,000		9/1/15	4.53125%	3 month USD-LIBOR-BBA	(139,370)

	8,348,000		9/24/09	3 month USD-LIBOR-BBA	4.7375%	336,442

	4,100,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	(31,418)

Citibank, N.A.
AUD	2,050,000		12/11/17	6 month AUD-BBR-BBSW	7.04%	12,062

	$1,770,000		11/9/17	3 month USD-LIBOR-BBA	5.07641%	119,419

	890,000	(E)	1/19/38	5.34%	3 month USD-LIBOR-BBA	3,427

EUR	600,000	(E)	1/18/38	6 month EUR-EURIBOR-Reuters	4.9875%	(1,812)

AUD	760,000		1/4/10	7.405%	3 month AUD-BBR-BBSW	(1,772)

AUD	200,000		1/4/18	6.985%	6 month AUD-BBR-BBSW	(693)

AUD	680,000		1/4/13	6 month AUD-BBR-BBSW	7.37%	3,162

AUD	2,050,000		12/14/17	6 month AUD-BBR-BBSW	7.0875%	17,253

	$3,210,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(127,881)

	160,000		4/7/14	5.377%	3 month USD-LIBOR-BBA	(16,031)

	12,780,000		9/29/13	5.078%	3 month USD-LIBOR-BBA	(1,054,944)

JPY	222,000,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(75,844)

	$2,000,000		9/17/09	3 month USD-LIBOR-BBA	4.765%	81,219

	7,778,000		11/23/17	4.885%	3 month USD-LIBOR-BBA	(392,290)

	8,981,000		10/26/12	4.6275%	3 month USD-LIBOR-BBA	(551,353)

Citibank, N.A., London
EUR	10,410,000		3/20/08	4.0825%	6 month
					EUR-EURIBOR-Telerate	(233,293)

EUR	2,780,000		8/2/17	6 month EUR-EURIBOR-
				Telerate	4.7476%	133,384

JPY	530,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	158,385

JPY	2,519,922,000		4/3/08	1.165%	6 month JPY-LIBOR-BBA	(5,612)

Credit Suisse First Boston International
	$932,200		7/9/14	4.945%	3 month USD-LIBOR-BBA	(58,458)

Credit Suisse International
	940,000	(E)(F)	2/1/38	5.2975%	3 month USD-LIBOR-BBA	5,574

EUR	600,000	(E)(F)	2/1/38	6 month EUR-EURIBOR-
				Reuters	5.011%	352

GBP	680,000		1/16/18	6 month GBP-LIBOR-BBA	4.8975%	(9,255)

GBP	2,430,000		1/14/13	4.8825%	6 month GBP-LIBOR-BBA	20,343

GBP	2,830,000		1/14/10	6 month GBP-LIBOR-BBA	4.9125%	(5,815)

EUR	600,000	(E)	2/1/38	6 month EUR-EURIBOR-Reuters	5.085%	5,230

	$940,000	(E)	2/1/38	5.3625%	3 month USD-LIBOR-BBA	1,908

	284,000		3/21/16	3 month USD-LIBOR-BBA	5.20497%	25,727

CHF	8,430,000		11/17/11	2.5125%	6 month CHF-LIBOR-BBA	59,781

GBP	284,000		4/3/36	715,462 GBP at maturity	6 month GBP-LIBOR-BBA	70,519

	$161,000		9/28/16	5.10886%	3 month USD-LIBOR-BBA	(13,358)

	275,000		8/29/12	5.04556%	3 month USD-LIBOR-BBA	(21,570)

	511,000		10/16/17	3 month USD-LIBOR-BBA	5.297%	49,842

Deutsche Bank AG
HUF	157,860,000		10/3/11	8.18%	6 month HUF-BUBOR-REUTERS	(27,962)

	$780,000		11/7/17	3 month USD-LIBOR-BBA	5.056%	51,505

	1,147,000		10/16/17	3 month USD-LIBOR-BBA	5.297%	111,875

Goldman Sachs International
GBP	390,000	(E)	1/25/38	4.41%	6 month GBP-LIBOR-BBA	(2,266)

EUR	2,600,000		2/4/13	4.0525%	6 month EUR-EURIBOR-Reuters	--

CHF	4,000,000		2/4/13	6 month CHF-LIBOR-BBA	2.8125%	--

AUD	970,000		1/4/18	7.015%	6 month AUD-BBR-BBSW	(3,208)

AUD	3,350,000		1/4/13	6 month AUD-BBR-BBSW	7.37%	11,153

GBP	390,000		1/7/38	4.33625%	6 month GBP-LIBOR-BBA	42,587

	$940,000	(E)	1/25/38	5.175%	3 month USD-LIBOR-BBA	15,736

EUR	600,000	(E)	1/25/38	6 month EUR-EURIBOR-Reuters	5.045%	2,339

AUD	2,480,000		12/21/09	7.385%	3 month AUD-BBR-BBSW	(3,276)

AUD	560,000		12/21/17	7.10%	6 month AUD-BBR-BBSW	(4,387)

AUD	2,230,000		12/21/12	6 month AUD-BBR-BBSW	7.42%	9,831

AUD	3,730,000		1/4/10	7.37%	3 month AUD-BBR-BBSW	(4,788)

	$480,000		4/7/14	5.33842%	3 month USD-LIBOR-BBA	(46,974)

JPY	139,000,000		6/10/16	1.953%	6 month JPY-LIBOR-BBA	(55,316)

	$14,000,000	(E)	3/10/10	4.779%	3 month USD-LIBOR-BBA	(520,800)

	15,400,000	(E)	3/8/12	3 month USD-LIBOR-BBA	4.99%	305,382

	131,000		5/3/16	5.565%	3 month USD-LIBOR-BBA	(14,004)

	100,000		10/19/16	5.32413%	3 month USD-LIBOR-BBA	(10,088)

	4,333,800		9/21/17	5.149%	3 month USD-LIBOR-BBA	(365,319)

	15,547,700		9/21/09	3 month USD-LIBOR-BBA	4.60%	581,527

	511,000		9/14/17	5.0625%	3 month USD-LIBOR-BBA	(39,491)

	1,047,000		9/14/14	4.906%	3 month USD-LIBOR-BBA	(75,610)

	870,000		9/14/09	3 month USD-LIBOR-BBA	4.717%	34,371

	20,000		11/9/17	3 month USD-LIBOR-BBA	5.08%	1,356

	90,000		11/9/17	3 month USD-LIBOR-BBA	5.071%	6,032

	6,479,200		9/19/09	3 month USD-LIBOR-BBA	4.763%	264,319

JPMorgan Chase Bank, N.A.
JPY	259,000,000		1/30/18	1.60%	6 month JPY-LIBOR-BBA	(769)

JPY	106,230,000		2/1/38	6 month JPY-LIBOR-BBA	2.44%	2,058

	$13,815,000		1/31/18	3 month USD-LIBOR-BBA	4.25%	(12,047)

JPY	259,000,000		1/31/18	1.645%	6 month JPY-LIBOR-BBA	(10,951)

	$740,000		1/24/18	4.175%	3 month USD-LIBOR-BBA	6,071

	740,000		1/24/18	4.1625%	3 month USD-LIBOR-BBA	6,835

	555,000		1/24/18	4.135%	3 month USD-LIBOR-BBA	6,389

JPY	106,230,000		2/1/38	6 month JPY-LIBOR-BBA	2.4625%	6,980

	$2,000,000		5/10/35	5.062%	3 month USD-LIBOR-BBA	(77,080)

	122,000		12/19/16	5.0595%	3 month USD-LIBOR-BBA	(8,076)

	3,400,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	399,596

	13,778,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	90,449

	4,462,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(496,227)

	6,600,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	174,420

JPY	730,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(259,707)

	$109,000		9/18/16	5.291%	3 month USD-LIBOR-BBA	(10,595)

	200,000		4/17/09	5.12%	3 month USD-LIBOR-BBA	(7,933)

	100,000		4/17/17	3 month USD-LIBOR-BBA	5.266%	9,562

	26,000,000		12/23/15	5.036%	3 month USD-LIBOR-BBA	(1,725,754)

	3,490,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	(290,023)

	32,579,000		4/27/09	5.034%	3 month USD-LIBOR-BBA	(1,308,185)

CAD	5,000,000		3/1/08	3 month CAD-BA-CDOR	4.215%	(8,902)

	$4,000,000		5/10/15	3 month USD-LIBOR-BBA	4.687%	186,008

	487,000		8/2/15	3 month USD-LIBOR-BBA	4.6570%	26,968

	2,510,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	(203,135)

	1,600,000		8/13/12	3 month USD-LIBOR-BBA	5.2%	138,566

	230,000		11/7/17	3 month USD-LIBOR-BBA	5.05771%	15,220

	8,717,000		10/30/12	4.68375%	3 month USD-LIBOR-BBA	(556,832)

	16,861,000		11/30/17	4.705%	3 month USD-LIBOR-BBA	(594,016)

	621,000		8/29/17	5.263%	3 month USD-LIBOR-BBA	(59,078)

	2,155,000		9/11/27	5.27%	3 month USD-LIBOR-BBA	(172,980)

	3,570,000		7/5/17	3 month USD-LIBOR-BBA	4.55%	87,025

	779,000		9/27/17	5.2335%	3 month USD-LIBOR-BBA	(71,153)

	1,400,000		6/27/17	3 month USD-LIBOR-BBA	5.712%	162,638

	4,333,800		9/21/17	5.15%	3 month USD-LIBOR-BBA	(365,681)

	15,547,700		9/21/09	3 month USD-LIBOR-BBA	4.6125%	585,339

Lehman Brothers Special Financing, Inc.
EUR	9,740,000		12/18/09	6 month EUR-EURIBOR-Reuters	4.662%	143,692

	$13,590,000		12/11/17	3 month USD-LIBOR-BBA	4.839%	617,876

	890,000	(E)	1/4/38	5.3%	3 month USD-LIBOR-BBA	6,283

GBP	160,000		12/28/37	4.755%	6 month GBP-LIBOR-BBA	(3,191)

GBP	640,000		12/27/17	6 month GBP-LIBOR-BBA	5.11%	9,626

EUR	600,000	(E)	1/4/38	6 month EUR-EURIBOR-Reuters	4.94%	(5,293)

GBP	570,000		12/27/12	5.1825%	6 month GBP-LIBOR-BBA	(7,917)

	$5,693,000		1/16/18	3 month USD-LIBOR-BBA	4.375%	44,865

EUR	600,000	(E)	1/8/38	6 month EUR-EURIBOR-Reuters	4.95%	(4,561)

	$890,000	(E)	1/8/38	5.365%	3 month USD-LIBOR-BBA	1,727

EUR	2,360,000		12/18/17	4.712%	6 month EUR-EURIBOR-Reuters	(89,856)

JPY	1,000,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	(183,497)

	$429,000		8/3/11	5.445%	3 month USD-LIBOR-BBA	(38,074)

	157,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(19,101)

	287,000		8/3/08	3 month USD-LIBOR-BBA	5.425%	7,787

GBP	280,000		3/15/36	677,833 GBP at maturity	6 month GBP-LIBOR-BBA	81,642

	$9,619,000		6/14/17	3 month USD-LIBOR-BBA	5.8725%	1,248,672

EUR	7,310,000		8/1/17	6 month EUR-EURIBOR-
				Telerate	4.719%	325,183

	$223,000		10/23/16	5.325%	3 month USD-LIBOR-BBA	(22,419)

	223,000		10/23/16	3 month USD-LIBOR-BBA	5.3275%	22,463

	554,000		10/23/08	3 month USD-LIBOR-BBA	5.26%	16,175

	554,000		10/23/08	5.255%	3 month USD-LIBOR-BBA	(16,151)

	1,783,000		3/15/17	5.043%	3 month USD-LIBOR-BBA	(137,442)

	8,271,000		3/15/09	4.9298%	3 month USD-LIBOR-BBA	(281,652)

JPY	257,000,000		6/10/16	1.7775%	6 month JPY-LIBOR-BBA	(68,012)

EUR	4,900,000		11/9/16	3.9555%	6 month
					EUR-EURIBOR-Telerate	195,888

	$2,000,000		9/17/17	3 month USD-LIBOR-BBA	5.131%	166,024

	1,287,000		9/11/17	5.0525%	3 month USD-LIBOR-BBA	(98,344)

	10,000		11/7/17	3 month USD-LIBOR-BBA	5.05521%	660

	2,840,222		8/29/09	5.005%	3 month USD-LIBOR-BBA	(127,791)

	176,629		8/29/17	3 month USD-LIBOR-BBA	5.32%	17,648

	6,206,000		8/29/09	5.001%	3 month USD-LIBOR-BBA	(279,558)

	846,000		8/29/17	5.3187%	3 month USD-LIBOR-BBA	(84,522)

	128,000		8/29/17	5.29125%	3 month USD-LIBOR-BBA	(12,493)

	1,510,000		8/24/12	5.085%	3 month USD-LIBOR-BBA	(121,789)

	9,405,000		8/31/09	3 month USD-LIBOR-BBA	4.89%	403,556

	360,000		9/14/17	3 month USD-LIBOR-BBA	5.055%	27,595

	8,981,000		10/26/12	4.61375%	3 month USD-LIBOR-BBA	(545,639)

	4,333,800		9/24/17	5.285%	3 month USD-LIBOR-BBA	(414,977)

	9,405,000		9/4/09	3 month USD-LIBOR-BBA	4.836%	391,412

	1,987,000		9/4/27	5.4475%	3 month USD-LIBOR-BBA	(207,690)

	10,202,000		9/11/09	3 month USD-LIBOR-BBA	4.6525%	387,959

	1,987,000		8/31/27	5.4925%	3 month USD-LIBOR-BBA	(221,741)

	3,750,000		7/2/12	3 month USD-LIBOR-BBA	5.522%	315,441

	14,166,000		11/13/17	5.045%	3 month USD-LIBOR-BBA	(917,500)

	13,140,000		11/13/09	4.275%	3 month USD-LIBOR-BBA	(306,286)

	20,000		11/9/17	3 month USD-LIBOR-BBA	5.068%	1,335

	16,579,000		6/12/17	3 month USD-LIBOR-BBA	5.717%	1,945,719

	4,319,500		9/19/09	3 month USD-LIBOR-BBA	4.755%	175,526

	15,547,700		9/24/09	3 month USD-LIBOR-BBA	4.695%	613,702

Merrill Lynch Capital Services, Inc.
JPY	139,000,000		6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(59,889)

	$8,981,000		10/26/12	4.6165%	3 month USD-LIBOR-BBA	(546,781)

	2,000,000		11/6/17	5.00693%	3 month USD-LIBOR-BBA	(123,996)

Merrill Lynch Derivative Products AG
JPY	69,500,000		6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(30,571)

Morgan Stanley Capital Services, Inc.
EUR	770,000	(E)	3/3/38	6 month EUR-EURIBOR-Reuters	4.785%	17,445

EUR	1,540,000	(E)	3/5/18	6 month EUR-EURIBOR-Reuters	4.5375%	(30,721)

EUR	2,760,000	(E)	3/4/13	4.315%	6 month EUR-EURIBOR-Reuters	(49,475)

EUR	6,480,000	(E)	3/3/10	6 month EUR-EURIBOR-Reuters	4.265%	65,966

	$26,000		2/20/17	5.192%	3 month USD-LIBOR-BBA	(2,353)

	216,000		8/29/17	5.26021%	3 month USD-LIBOR-BBA	(20,496)

EUR	770,000	(E)	2/12/38	6 month EUR-EURIBOR-Reuters	4.71%	3,654

EUR	6,480,000	(E)	2/12/10	6 month EUR-EURIBOR-Reuters	4.305%	69,421

EUR	1,540,000	(E)	2/12/18	4.525%	6 month EUR-EURIBOR-Reuters	(28,636)

EUR	2,760,000	(E)	2/12/13	4.355%	6 month EUR-EURIBOR-Reuters	(56,003)

EUR	1,540,000	(E)	2/12/18	4.54%	6 month EUR-EURIBOR-Reuters	(31,408)

EUR	770,000	(E)	2/11/38	6 month EUR-EURIBOR-Reuters	4.70%	1,821

EUR	2,760,000	(E)	2/11/13	4.38%	6 month EUR-EURIBOR-Reuters	(60,560)

EUR	6,480,000	(E)	2/11/10	6 month EUR-EURIBOR-Reuters	4.37%	77,599

Total						$(3,752,302)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/08 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$1,750,000	(F)	5/2/08	5 bp plus change	The spread	$(139,921)
				in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

	2,330,000	(F)	5/2/08	10 bp plus	The spread	(182,887)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

	2,660,000	(F)	3/3/08	(Banc	The spread	131,157
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor
minus 250 bp)

	910,000	(F)	7/2/08	(Banc of America	The spread	48,688
				Securities AAA	return of Banc
				10 yr Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
duration factor
minus 150 bp)

	1,860,000	(F)	5/2/08	Banc of America	The spread	(110,787)
				Securities AAA	return of Banc
				10 yr Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
duration factor

Citibank, N.A.
	2,190,000	(F)	5/2/08	12.5 bp plus	The spread	(171,386)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Credit Suisse International
GBP	284,000		4/3/36	430,367 GBP at	GBP Non-revised	(72,885)
				maturity.	Retail Price
Index

Deutsche Bank AG
	$890,000		2/1/08	30 bp plus	The spread	(60,457)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
GBP	281,000		1/24/38	3.6665%	GBP Non-revised	(313)
UK Retail Price
Index excluding
tobacco

GBP	370,000		1/24/18	(3.26%)	GBP Non-revised	(847)
UK Retail Price
Index excluding
tobacco

GBP	370,000		1/7/18	(3.11%)	GBP Non-revised	8,660
UK Retail Price
Index excluding
tobacco

GBP	281,000		1/7/38	3.485%	GBP Non-revised	(357)
UK Retail Price
Index excluding
tobacco

	$2,350,000	(F)	11/2/08	20 bp plus	The spread	(99,598)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

	3,700,000	(F)	5/1/08	10 bp plus	The spread	(165,479)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS

				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

EUR	1,660,000		12/14/12	2.3775%	Eurostat	2,301
Eurozone HICP
excluding tobacco

	$275,000		9/15/11	678 bp (1 month	Ford Credit Auto	3,029
				USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

EUR	1,660,000		11/23/12	2.365%	Eurostat	(1,134)
Eurozone HICP
excluding tobacco

GBP	830,000		10/16/12	3.09%	GBP Non-revised	5,164
UK Retail Price
Index excluding
tobacco

GBP	830,000		9/20/12	3.170%	GBP Non-revised	7,045
UK Retail Price
Index excluding
tobacco

GBP	830,000		9/13/12	3.110%	GBP Non-revised	2,579
UK Retail Price
Index excluding
tobacco

JPMorgan Chase Bank, N.A.
	$145,000	(F)	4/30/08	110 bp plus Banc	The spread	(6,522)
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor

	3,820,000	(F)	3/1/08	(Beginning	The spread	310,253
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 115 bp)

	1,148,000	(F)	2/1/08	25 bp plus	The spread	(79,446)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	1,050,000	(F)	8/1/08	Change in spread	The spread	(99,790)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 17.5 bp	duration factor

Lehman Brothers Special Financing, Inc.
	5,280,000	(F)	7/2/08	(Beginning	The spread	401,856
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 225 bp)

	2,585,000		6/2/08	(Beginning	The spread	193,642
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 175 bp)

	1,750,000	(F)	7/2/08	(Beginning	The spread	132,176
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 230 bp)

	1,945,000		6/1/08	(Beginning	The spread	140,198
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 500 bp)

	1,170,000	(F)	6/2/08	(Beginning	The spread	68,989
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index

				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 300 bp)

	530,000		6/1/08	(20 bp plus	The spread	30,090
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	1,050,000		5/1/08	(Beginning	The spread	70,942
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 175 bp)

	1,120,000		5/1/08	(Beginning	The spread	73,604
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 218.75 bp)

EUR	1,660,000		11/12/12	(204,891 EUR at	Eurostat	(3,457)
				maturity)	Eurozone HICP
excluding tobacco

EUR	1,660,000		11/9/12	(207,169 EUR at	Eurostat	(1,235)
				maturity)	Eurozone HICP
excluding tobacco

	$2,510,000		5/1/08	Beginning	The spread	(220,639)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 25 bp

	1,670,000		4/1/08	Beginning	The spread	(161,906)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 10 bp

	5,400,000		4/1/08	(Beginning	The spread	513,438
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 175 bp)

	5,400,000	(F)	9/1/08	66.7 bp plus	The spread	(494,997)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	3,252,000		3/1/08	(2.5 bp plus	The spread	283,610
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	2,285,000		3/1/08	Beginning	The spread	(186,677)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 70 bp

	2,866,000		3/1/08	(Beginning	The spread	238,982
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 120 bp)

	3,743,000		2/1/08	(Beginning	The spread	268,876
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor

minus 45 bp)

	4,499,000		2/1/08	30 bp plus	The spread	(310,274)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	891,000		2/1/08	Beginning	The spread	(63,684)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 50 bp

	1,760,000		2/1/08	57.5 bp plus	The spread	(131,119)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	4,026,000		8/1/08	32.75 bp plus	The spread	(373,122)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

GBP	280,000		3/15/36	423,793 GBP at	GBP Non-revised	(69,253)
				maturity	Retail Price
Index

Merrill Lynch Capital Services
	$27,784,129		2/12/08	5.50% (5.165%)	FNMA 5.5 30 YR	(12,070)
TBA

Morgan Stanley Capital Services, Inc.
EUR	1,660,000		12/20/12	2.395%	Eurostat	(6,211)
Eurozone HICP
excluding tobacco

	$1,170,000	(F)	5/31/08	(Banc of America	The spread	48,388
				Securities AAA	return of Banc
				10 yr Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
duration factor
minus 250 bp)

	1,066,000	(F)	5/2/08	10 bp plus Banc	The spread	(60,669)
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor

	1,540,000	(F)	4/30/08	Change in spread	The spread	(94,059)
				of Banc	return of Banc
				of America	of America
				Securities AAA	Securities- CMBS
				10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

	4,232,000		1/31/08	Change in spread	The spread	(325,426)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 110 bp	duration factor

	750,000	(F)	4/2/08	(Beginning	The spread	48,856
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 235 bp)

	757,000	(F)	1/31/08	Change in spread	The spread	(44,931)
				of Banc	return of Banc
				of America	of America
				Securities AAA	Securities- CMBS
				10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 80 bp

	757,000		1/31/08	Change in spread	The spread	(56,756)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 70 bp	duration factor

Total	$(775,771)

(F) Is valued at fair value following procedures approved by the Trustees.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/08 (Unaudited)

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$242		$352,000		10/12/52	(134 bp)	$109,979

Financial Security
Assurance Inc.	--		25,000	(F)	12/20/12	95 bp	(980)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--		140,000		3/20/13	95 bp	(3)

Bear Stearns International, Ltd.
DJ ABX NA CMBX BBB Index	2,539		524,216		10/12/52	(134 bp)	176,986

Citibank, N.A.
CMS Energy Corp.,
6.875%, 12/15/15	--		95,000		6/20/12	57 bp	(3,227)

Conagra Foods Inc., 7%,
10/1/28	--		77,000		9/20/10	(27 bp)	52

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--		75,000		9/20/14	(105 bp)	(1)

Rhodia SA, 7.326%,
10/15/13	--	EUR	90,000		3/20/13	(245 bp)	3,154

Rhodia SA, 7.326%,
10/15/13	--	EUR	50,000		3/20/13	(240 bp)	1,911

Sara Lee Corp., 6 1/8%,
11/1/32	--		$75,000		9/20/11	(43 bp)	325

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	48,000		3/20/13	(495 bp)	815

Deutsche Bank AG
DJ ABX NA CMBX AAA Index	11,971		$210,000		2/17/51	35 bp	(1,289)

DJ CDX NA IG Series 9
Index 30-100% tranche	--		2,060,000		12/20/12	(27.2 bp)	(634)

DJ LCDX NA Series 9.1
Index 15-100% tranche	--		250,000	(F)	12/20/12	61.56 bp	(6,312)

Ford Motor Credit Co.
LLC., 7.25%, 10/25/11	--		355,000		9/20/10	(587 bp)	8,038

India Government Bond,
5.87%, 1/2/10	--		370,000	(F)	1/11/10	170 bp	(4)

Korea Monetary STAB
Bond, 5.45%, 1/23/10	--		695,000	(F)	2/1/10	110 bp	1,316

Rhodia SA, 7.326%,
10/15/13	--	EUR	85,000		3/20/13	(235 bp)	3,526

Goldman Sachs International
DJ ABX HE A Index	70,361		$105,000		1/25/38	369 bp	(4,840)

DJ ABX HE AAA Index	24,677		105,000		1/25/38	76 bp	(6,809)

DJ CDX NA CMBX AAA Index	4,389		120,000		3/15/49	7 bp	(3,752)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		2,060,000		12/20/10	249 bp	(11,522)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		247,000		12/20/10	108.65 bp	(10,839)

DJ CDX NA IG Series 8
Index	82,096		5,460,000		6/20/12	35 bp	(98,313)

DJ CDX NA IG Series 9
Index	(41,298)		12,500,000		12/20/12	60 bp	(287,090)

DJ CDX NA IG Series 9
Index 30-100% tranche	--		4,120,000		12/20/12	(28.5 bp)	(3,982)

DJ CDX NA IG Series 9
Index 30-100% tranche	--		2,060,000		12/20/12	(26.75 bp)	(424)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		115,000		9/20/17	(67.8 bp)	4,891

Merrill Lynch & Co.,
5%, 1/15/15	--		115,000		9/20/17	(59.8 bp)	4,563

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 9
Index 25-35% tranche	--		253,000		12/20/10	105.5 bp	(11,329)

DJ CDX NA IG Series 9
Index	--		200,000	(F)	12/20/12	(13.55 bp)	1,281

DJ CDX NA IG Series 9
Index	(4,263)		210,000		12/20/17	(80 bp)	26

DJ CDX NA IG Series 9
Index 30-100% tranche	--		850,000	(F)	12/20/12	(5.8 bp)	8,004

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--		115,000		9/20/17	(77 bp)	10,767

CMS Energy Corp.,
6.875%, 12/15/15	--		25,000		6/20/12	62 bp	(903)

DJ ABX HE A Index	72,975		105,000		1/25/38	369 bp	(2,233)

DJ ABX HE A Index	70,361		105,000		1/25/38	369 bp	(4,840)

DJ ABX HE AAA Index	29,400		105,000		1/25/38	76 bp	(1,313)

DJ ABX HE AAA Index	24,677		105,000		1/25/38	76 bp	(6,021)

DJ CDX NA CMBX AA Index	(2,915)	92,000	(F)	3/15/49	(15 bp)	15,412

DJ CDX NA HY Series 8
Index 35-60% tranche	--	3,927,000		6/20/12	104 bp	(270,032)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	2,060,000		12/20/10	266 bp	(1,919)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	4,120,000		12/20/10	295 bp	28,779

DJ CDX NA HY Series 9
Index 25-35% tranche	--	1,000,000		12/20/10	90 bp	(49,215)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	1,000,000		12/20/10	104.5 bp	(45,072)

DJ CDX NA IG Series 8
Index	13,486	863,000		6/20/12	35 bp	(15,029)

DJ CDX NA IG Series 8
Index 30-100% tranche	--	3,430,350		6/20/12	(3.125 bp)	30,735

DJ CDX NA IG Series 8
Index 30-100% tranche	--	2,806,650		6/20/12	(8 bp)	19,086

DJ CDX NA IG Series 9
Index	(5,685)	2,460,000		12/20/17	(80 bp)	42,961

DJ CDX NA IG Series 9
Index	(19,252)	555,000		12/20/17	(80 bp)	(7,857)

DJ CDX NA IG Series 9
Index	(25,137)	1,110,000		12/20/17	(80 bp)	(2,472)

DJ CDX NA IG Series 9
Index	(7,234)	1,462,000		12/20/12	(60 bp)	(35,982)

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	250,000	(F)	12/20/12	59.3 bp	(6,466)

Domtar Corp., 7 1/8%,
8/15/15	--	25,000		12/20/11	(250 bp)	522

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	85,000		9/20/12	45.5 bp	(1,387)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	115,000		9/20/17	(58 bp)	1,467

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	115,000		9/20/12	48 bp	(3,454)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	115,000		9/20/17	(60.5 bp)	3,122

Transocean, Inc.,
7 3/8%, 4/15/18	--	50,000		3/20/18	(78.5 bp)	673

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--	250,000		6/20/12	(150 bp)	2,638

D.R. Horton Inc.,
7 7/8%, 8/15/11	--	170,000		9/20/11	(426 bp)	(2,782)

Pulte Homes Inc.,
5.25%, 1/15/14	--	159,000		9/20/11	(482 bp)	(5,860)

Morgan Stanley Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--	125,000		6/20/12	(114 bp)	3,427

DJ ABX NA CMBX AAA Index	88,740	1,126,000		12/13/49	8 bp	--

DJ ABX NA CMBX AAA Index	62,876	1,110,000		2/17/51	35 bp	(6,812)

DJ ABX NA CMBX AAA Index	59,212	1,110,000		2/17/51	35 bp	(10,875)

DJ ABX NA CMBX AAA Index	41,427	555,000		2/17/51	35 bp	6,357

DJ ABX NA CMBX AAA Index	80,147	1,126,000		3/15/49	7 bp	--

DJ CDX NA CMBX AAAA
Index	29,395	1,120,000		2/17/51	35 bp	(41,399)

DJ CDX NA IG Series 8
Index	38,474	3,200,000		6/20/12	35 bp	(67,260)

DJ CDX NA IG Series 9
Index	(20,862)	1,110,000		12/20/17	(80 bp)	1,803

DJ CDX NA IG Series 9
Index	(25,284)	3,770,000		12/20/17	(80 bp)	49,266

Total						$(498,651)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(F) Is valued at fair value following procedures approved by the Trustees.

Key to holding's currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
SEK	Swedish Krona

NOTES

(a) Percentages indicated are based on net assets of $143,607,074.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2008. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $160,244,247, resulting in gross unrealized appreciation and depreciation of $15,090,206 and $3,056,177, respectively, or net unrealized appreciation of $12,034,029.

(NON) Non-income-producing security.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2008.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at January 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $174,562 for the period ended January 31, 2008. During the period ended January 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $38,523,085 and $21,937,771, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

At January 31, 2008, liquid assets totaling $66,318,201 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at January 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at January 31, 2008: (as a percentage of Portfolio Value)

Austria	5.5%
Canada	1.6
Cayman Islands	0.5
Denmark	1.2
France	0.6
Germany	1.4
Ireland	1.9
Italy	1.0

Japan	5.1
Luxembourg	0.7
Netherlands	4.2
United Kingdom	3.1
United States	72.2
Other	1.0

Total	100.0%

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: March 31, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2008